Financial assets and liabilities - Summary of Carrying Amount of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities		R$ (92,334,404)	R$ (89,965,915)
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		(58,360,040)	(58,189,315)
Amortized cost | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(32,945,289)	(38,161,392)
Amortized cost | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(4,097,502)	(5,187,849)
Amortized cost | Consideration payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(195,057)	(246,256)
Amortized cost | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	(1,096,884)	(1,067,839)
Amortized cost | Leases [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(6,412,800)	(6,509,753)
Amortized cost | Railroad concession payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(3,988,245)	(3,721,190)
Amortized cost | Related parties payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(322,082)	(417,488)
Amortized cost | Dividends payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(226,484)	(96,722)
Amortized cost | Reduction of capital payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities			(486,285)
Amortized cost | Sectorial financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(2,265,261)	(2,040,239)
Amortized cost | Installment of tax debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(161,182)	(254,302)
Amortized cost | Obligation To Repurchase Shares In Subsidiaries [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		(3,844,648)
Amortized cost | Liabilities Arising From Financing Secured By Shares [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		(2,804,606)
Fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(33,974,364)	(31,776,600)
Fair value through profit or loss [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(31,281,841)	(28,294,034)
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(2,680,669)	(3,470,204)
Fair value through profit or loss [member] | Other Accounts Payable [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		R$ (11,854)	R$ (12,362)

[1]	The Company's subsidiaries adopt working capital optimization strategies, including extension of payment terms with suppliers and the use of structured supply chain financing arrangements, also known as reverse factoring or buyer-led financing programs.At Rumo, these arrangements were structured with first-tier financial institutions as direct counterparties, at an average interest rate of 14.13% p.a. (11.05% p.a. as of December 31, 2024). The average tenor of these transactions was approximately 48 days (35 days as of December 31, 2024). Liabilities to suppliers who are not part of factoring agreements have average payment terms of 45 days
In these arrangements, Rumo transfers substantially all risks and rewards associated with the trade payables to the financial institutions, resulting in derecognition of the trade payable and recognition of a financial liability at the amount of the obligation assumed vis-à-vis the bank. This accounting transfer constitutes a non-cash transaction and is therefore not presented in the Statements of Cash Flows. Settlement cash flows are classified as operating or investing activities according to the nature of the original purchase. Related financing charges are recognized within "Interest on contingencies and trade contracts" in financial income (expense), totaling R$ 45,281 for the year ended December 31, 2025 (R$ 48,275 as of December 31, 2024).At Comgás, as of December 31, 2025, the balance of supplier receivables advanced by financial institutions was R$ 84,105 (R$ 132,999 as of December 31, 2024), with a maximum tenor of 90 days. Trade payables that are not part of supplier receivables arrangements have similar payment terms, averaging around 90 days.In these arrangements, the decision to accelerate payment rests solely with the supplier, who negotiates directly with the financial institution. Comgás maintains the original commercial terms unchanged (payment term and amount), does not transfer credit risk to the bank, and receives no financial benefit from the institution. Accordingly, derecognition of the trade payable does not occur; the obligation remains classified as a non-financial liability until its normal maturity. Comgás exercises no influence over the supplier's decision and assumes no obligations toward the financial institution.